Share-Based Awards and Options - Restricted Stock Activity (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013	Aug. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Share-based compensation expense	$ 21.1	$ 29.8	$ 18.4
Total Shareholder Return Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award performance period	3 years
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested, beginning of period (in shares)	1,754	2,192
Granted (in shares)	954	1,088
Vested (in shares)	(648)	(1,286)
Forfeited (in shares)	(212)	(240)
Nonvested, end of period (in shares)	1,848	1,754	2,192
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Nonvested, Weighted Average Grant-Date Fair Value, beginning of period (in dollars per share)	$ 22.72	$ 22.00
Granted, Weighted Average Grant-Date Fair Value (in dollars per share)	36.21	23.55
Vested, Weighted Average Grant-Date Fair Value (in dollars per share)	23.17	22.31
Forfeited, Weighted Average Grant-Date Fair Value (in dollars per share)	27.03	22.40
Nonvested, Weighted Average Grant-Date Fair Value, end of period (in dollars per share)	$ 28.97	$ 22.72	$ 22.00
Total fair value of share awards vested in period	$ 15.0	$ 28.7	$ 13.6
Share-based compensation expense	$ 19.8	$ 28.2	$ 16.2
Total unrecognized compensation cost				$ 41.3
Total unrecognized compensation cost, weighted average period	2 years 1 month 6 days
Maximum | Total Shareholder Return Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Target shares of company stock	200.00%
One Year Increment [Member] | Restricted Stock and Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period	3 years